Trade and other payables	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables
Trade and other payables

	As of December 31,
(In $ million)	2018	2017
Trade payables	701	646
Accrued interest	125	132
Related party payables (refer to note 20)	33	33
Other payables and accrued expenses	304	305
Total current trade and other payables	1,163	1,116
Non-current payables	45	45